Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Aug. 31, 2021
Short-Term and Long-Term Borrowings [Line Items]
Short-term loans	$ 26,100,081		$ 23,915,792
Long term loan			1,644,737
Bank loans	274,123
Deposit	302,906
Restricted cash	302,906
Short-term loans guaranteed	$ 13,018,850	$ 5,387,616
Bear interest rate	4.42%
Total amount of loans	$ 7,264,299		7,879,608
Interest expense	568,495	121,498
Long-term borrowing amount		7,491
Short-Term Debt [Member]
Short-Term and Long-Term Borrowings [Line Items]
Short-term loans	26,100,081		23,915,792
Short-term borrowing interest expense	537,018	$ 566,254
Total amount of loans	18,835,782		16,036,184
Mr. Tao Ling [Member]
Short-Term and Long-Term Borrowings [Line Items]
Short-term loans	13,018,850
Long term loan	1,384,984
Bank loans	276,997
Deposit	306,081
Restricted cash	306,081
Short-term loans guaranteed			$ 9,594,299
Chengdu Airport Factoring [Member]
Short-Term and Long-Term Borrowings [Line Items]
Short-term loans	387,796
Long-Term Debt [Member] | Mr. Tao Ling [Member]
Short-Term and Long-Term Borrowings [Line Items]
Long term loan	1,370,614
Jiangsu Austin [Member]
Short-Term and Long-Term Borrowings [Line Items]
Equity Method Investments	$ 8,310,000
Equity stake, percentage	97.85%			39.97%
Disposal of pledged equity, percent	50.00%
Sichuan Ausheet [Member]
Short-Term and Long-Term Borrowings [Line Items]
Equity stake, percentage	50.00%